Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Impaired Loans by Loan Portfolio Class (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
With an allowance recorded:
Related allowance	$ 66	$ 21
Total:
Recorded investment	3,453	2,357
Unpaid principal balance	3,477	2,375
Related allowance	66	21
Average recorded investment	3,497	2,337
Interest income recognized	88	127
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	837	456
Unpaid principal balance, with no related allowance recorded	837	456
Average recorded investment, with no related allowance recorded	839	428
Interest income recognized, with no related allowance recorded	15	15
Total:
Recorded investment	837	456
Unpaid principal balance	837	456
Average recorded investment	839	428
Interest income recognized	15	15
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	1,317	1,103
Unpaid principal balance, with no related allowance recorded	1,333	1,114
Average recorded investment, with no related allowance recorded	1,341	1,107
Interest income recognized, with no related allowance recorded	39	77
With an allowance recorded:
Recorded investment, with an allowance recorded	228
Unpaid principal balance, with an allowance recorded	231
Related allowance	29
Average recorded investment, with an allowance recorded	231
Total:
Recorded investment	1,545	1,103
Unpaid principal balance	1,564	1,114
Related allowance	29
Average recorded investment	1,572	1,107
Interest income recognized	39	77
Multi-family, Five or More Residential [Member] | Mortgages [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	67
Unpaid principal balance, with no related allowance recorded	72
Average recorded investment, with no related allowance recorded	74
Total:
Recorded investment	67
Unpaid principal balance	72
Average recorded investment	74
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	537	362
Unpaid principal balance, with no related allowance recorded	537	368
Average recorded investment, with no related allowance recorded	542	365
Interest income recognized, with no related allowance recorded	17
With an allowance recorded:
Recorded investment, with an allowance recorded	332	311
Unpaid principal balance, with an allowance recorded	332	311
Related allowance	29	21
Average recorded investment, with an allowance recorded	331	313
Interest income recognized, with an allowance recorded	10	26
Total:
Recorded investment	869	673
Unpaid principal balance	869	679
Related allowance	29	21
Average recorded investment	873	678
Interest income recognized	27	26
Home Equity Line of Credit [Member] | Mortgages [Member]
With no related allowance recorded:
Recorded investment, with no related allowance recorded	90	125
Unpaid principal balance, with no related allowance recorded	90	126
Average recorded investment, with no related allowance recorded	93	124
Interest income recognized, with no related allowance recorded	7	9
With an allowance recorded:
Recorded investment, with an allowance recorded	45
Unpaid principal balance, with an allowance recorded	45
Related allowance	8
Average recorded investment, with an allowance recorded	46
Total:
Recorded investment	135	125
Unpaid principal balance	135	126
Related allowance	8
Average recorded investment	139	124
Interest income recognized	$ 7	$ 9